Acquisitions - Additional Information (Detail) - kr / shares	Jun. 30, 2024	Jan. 31, 2024
Disclosure of detailed information about business combination [line items]
Fair value of tender offer price on non controlling interest acquired		kr 50
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%